Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0000357301
Registrant Name	TRUSTCO BANK CORP N Y
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A